Cover	Sep. 01, 2023
Cover [Abstract]
Entity Registrant Name	Elite Performance Holding Corp.
Entity Central Index Key	0001753681
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 01, 2023
Entity Ex Transition Period	false
Entity File Number	000-55987
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-5034226
Entity Address Address Line 1	3301 NE 1st Ave
Entity Address Address Line 2	Suite M704
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33137
City Area Code	844
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	426-2958